Leases - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Leases [Abstract]
Lease expenses for operating lease	$ 90,731	$ 85,945	$ 80,417
Total royalties	51,827	$ 55,257	$ 53,658
Future minimum lease commitments related to contracts of affreightment	$ 204,418